10. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Commitments

The Company has non-cancelable operating leases, which expire through 2017. The leases generally contain renewal options ranging from 1 to 3 years and require the Company to pay costs such as real estate taxes and common area maintenance.

On February 23, 2015, we signed an amended lease for our laboratory facility in San Diego, California. Pursuant to the term of the lease, we will lease an additional 704 square feet of laboratory space for an additional $1,478 per month. The term of the lease commenced on March 1, 2015 with a term of 22 months through December 31, 2016.

The Company incurred rent expense of $74,492 and $40,394 for the three months ended March 31, 2015 and 2014, respectively.

The Company is a party to a contract for the growth and processing of 2,600 kilograms of product currently being delivered and scheduled to be delivered through August 31, 2015. The total amount left to be paid under this contract is approximately $6.2 million through October 2015. The Company is party to a second purchasing contract to provide up to 1 million kilograms of raw product to the Company. There is approximately $1.6 million remaining to be paid under this second contract through December 31, 2015. We have contractual rights for the growth and processing of hemp oil for delivery through October 2018 under both of these contracts. We anticipate the cost under both contracts will remain consistent with current year prices.

Contingencies

On April 23, 2014, Tanya Sallustro filed a purported class action complaint (the “Complaint”) in the Southern District of New York (the “Court”) alleging securities fraud and related claims against the Company and certain of its officers and directors and seeking compensatory damages including litigation costs. Ms. Sallustro alleges that between March 18-31, 2014, she purchased 325 shares of the Company’s common stock for a total investment of $15,791. The Complaint refers to Current Reports on Form 8-K and Current Reports on Form 8-K/A filings made by the Company on April 3, 2014 and April 14, 2014, in which the Company amended previously disclosed sales (sales originally stated at $1,275,000 were restated to $1,082,375 - reduction of $192,625) and restated goodwill as $1,855,512 (previously reported at net zero).  Additionally, the Complaint states after the filing of the Company’s Current Report on Form 8-K on April 3, 2014 and the following press release, the Company’s stock price “fell $7.30 per share, or more than 20%, to close at $25.30 per share.”  Subsequent to the filing of the Complaint, six different individuals have filed a motion asking to be designated the lead plaintiff in the litigation.  The Court scheduled a hearing on August 14, 2014 to consider the motions for designation as lead plaintiff.  The other individuals seeking lead plaintiff designation are: Wayne Chesner; Anamaria Schelling; Mark Williams; Otilda LaMont; Jane Ish and Steve Schuck.  After a hearing held on August 14, 2014, the Court took the matter under submission. On March 19, 2015, the Court issued a ruling appointing Steve Schuck as lead plaintiff and setting an initial pre-trial conference for June 25, 2015. The Company has not yet answered the Complaint but management intends to vigorously defend the allegations and an estimate of the possible loss cannot be made at this time.

On March 17, 2015, Company stockholder Michael Ruth filed a shareholder derivative suit in Nevada District Court alleging two causes of action: 1) Breach of Fiduciary Duty, and 2) “Gross Mismanagement.” The claims are premised on the same event as the already-pending securities class action case in New York – it is alleged that the Form 8-K filings misstated goodwill and sales of the Company, which when corrected, lead to a significant drop in stock price. The Company has not been served with a complaint but intends to vigorously defend the case after service is made.

On August 11, 2014, we terminated the Non-Exclusive License and Distribution Agreement with HempMeds PX, LLC (the “HempMeds Agreement”).  On or about August 13, 2014, HempMeds PX, LLC (“HempMeds”) demanded arbitration against us and recommended that the parties engage Private Trials in Las Vegas, Nevada to conduct the arbitration, denying that HempMeds was in breach of the HempMeds Agreement.  On August 22, 2014, HempMeds filed a complaint in the Eighth Judicial District, Clark County, Nevada (the “Nevada Complaint”) against us for breach of the HempMeds Agreement, unjust enrichment, and interference with prospective business advantage, claiming that it had satisfied all of its obligations under the HempMeds Agreement and that we breached that agreement by terminating it without just cause. Concurrently, HempMeds filed a Motion for Preliminary Injunction, asking the Court to reinstate the HempMeds Agreement, namely the provision that identified HempMeds as the exclusive on-line seller of certain products of the Company. The court denied HempMeds’ motion on October 3, 2014.  On April 27, 2015, the parties’ lawyers submitted a stipulation to the court, advising the court that the parties will go to arbitration and asking the court to dismiss the case without prejudice.  The court is expected to dismiss the case shortly.  We deny HempMeds’ claims and intend to vigorously defend the allegations and file appropriate counter-claims in arbitration.  Since no discovery has been conducted, an estimate of the possible loss or recovery cannot be made at this time.

On September 11, 2014, we filed a complaint for trademark infringement against Kannaway, LLC, General Hemp, LLC and HDDC Holdings, LLC (collectively, “Defendants”) in the United States District Court, Southern District of California, Case No. 14-cv-2160-CAB-BLM, asserting that Defendants have infringed on the Company’s Cannabis Beauty® and Cannabis Beauty Defined trademarks.  The Company alleges, among other things, that defendant HDDC Holdings, LLC (“HDDC”) assigned its rights in the CANNABIS BEAUTY DEFINED® mark to Company (the “HDDC Assignment”) which was promptly filed with the U.S. Patent and Trademark Office but, despite the foregoing, HDDC’s sister company, defendant Kannaway, LLC (“Kannaway”), is improperly using the trademark on personal care products in competition with the Company. On February 20, 2015, Defendants filed a counterclaim against the Company, asserting that the HDDC Assignment was signed under “duress” and that HDDC licensed the mark to the other defendants for 50 years before it assigned the mark to the Company. Lastly, counterclaimants assert claims for unfair competition against the Company, although they do not identify the commercial activity giving rise to the claim. We filed a Motion to Dismiss the counterclaim which the court has taken under submission.  On February 12, 2015, the Court granted our motion for preliminary injunction, enjoining defendants from using the Cannabis Beauty Defined trademark or any confusingly similar mark. The Company has posted an undertaking for $1.2M to secure the preliminary injunction under Federal Rule of Civil Procedure 65(c). Management intends to vigorously prosecute this complaint and defend the counterclaims. Since no discovery has been conducted, an estimate of the possible recovery or loss cannot be made at this time.

Commitments

The Company has non-cancelable operating leases, which expire through 2017. The leases generally contain renewal options ranging from 1 to 3 years and require the Company to pay costs such as real estate taxes and common area maintenance. The following table provides the Company’s lease commitments at December 31, 2014:

For the years ending December 31,	Total Operating Leases

2015	$383,446
2016	427,914
2017	206,482
$1,017,842

The Company incurred rent expense of $285,960 and $99,080 for the years ended December 31, 2014 and 2013, respectively.

The Company is a party to a contract for the growth and processing of 2,600 kilograms of product currently being delivered and scheduled to be delivered through August 31, 2015. The total amount left to be paid under this contract is approximately $7.2 million through December 2015. The Company is party to a second purchasing contract to provide up to 1 million kilograms of raw product to the Company. There is approximately $1.8 million remaining to be paid under this second contract through December 31, 2015. We have contractual rights for the growth and processing of hemp oil for delivery through October 2018 under both of these contracts. We anticipate the cost under both contracts will remain consistent with current year prices.

Contingencies

On March 8, 2008, Far West Industries (“Far West”) sued Michael J. Mona, Jr., President and Chief Executive Officer of the Company and others for damages resulting from fraud arising out of a land transaction in California (the “California Action”). On February 23, 2012, a judgment was entered in the California Action in favor of Far West against Mr. Mona and others in the amount of $17,777,562. On October 18, 2012, the judgment in the California Action was domesticated in Nevada and enforcement proceedings commenced including, but not limited to an examination of Mr. Mona as a judgment debtor, and garnishments of various accounts belonging to Mr. Mona. During the period, Mr. Mona loaned $3,000,000 to Roen Ventures, which was subsequently loaned to the Company. The suit alleges that the loan transactions were intended to prejudice creditors like Far West by concealing and wasting assets that would otherwise be available to satisfy the judgment that Far West has against Mr. Mona. Pursuant to a Second Amendment Complaint filed by Far West Industries on February 20, 2014, the Company was added as a defendant to the suit. On March 17, 2014, the Company was served with a complaint from Far West Industries. In summary, Far West alleges that the Company is in possession of funds as a result of an allegedly fraudulent transfer between Mr. Mona, Roen Ventures, LLC, and the Company. On May 13, 2014, a motion to dismiss filed by the Company was granted and thus, the Company will no longer be a defendant in the lawsuit.  Although Far West’s counsel thereafter filed a Third Amended Complaint which improperly sought to re-name the Company as a defendant, on October 16, 2014, Far West filed a dismissal of the Company after the Company threatened to bring a motion for sanctions for violating the Court order of May 13, 2014.  Accordingly, the Company has been formally dismissed from the action.

On April 23, 2014, Tanya Sallustro filed a purported class action complaint (the “Complaint”) in the Southern District of New York (the “Court”) alleging securities fraud and related claims against the Company and certain of its officers and directors and seeking compensatory damages including litigation costs.  Ms. Sallustro alleges that between March 18-31, 2014, she purchased 325 shares of the Company’s common stock for a total investment of $15,791. The Complaint refers to Current Reports on Form 8-K and Current Reports on Form 8-K/A filings made by the Company on April 3, 2014 and April 14, 2014, in which the Company amended previously disclosed sales (sales originally stated at $1,275,000 were restated to $1,082,375 - reduction of $192,625) and restated goodwill as $1,855,512 (previously reported at net zero).  Additionally, the Complaint states after the filing of the Company’s Current Report on Form 8-K on April 3, 2014 and the following press release, the Company’s stock price “fell $7.30 per share, or more than 20%, to close at $25.30 per share.” Subsequent to the filing of the Complaint, six different individuals have filed a motion asking to be designated the lead plaintiff in the litigation.  The Court scheduled a hearing on August 14, 2014 to consider the motions for designation as lead plaintiff.  The other individuals seeking lead plaintiff designation are:  Wayne Chesner; Anamaria Schelling; Mark Williams; Otilda LaMont; Jane Ish and Steve Schuck. After a hearing held on August 14, 2014, the Court took the matter under submission. On March 19, 2015, the Court issued a ruling appointing Steve Schuck as lead plaintiff and setting an initial pre-trial conference for April 30, 2015.  The Company has not yet answered the Complaint but management intends to vigorously defend the allegations and an estimate of the possible loss cannot be made at this time.

On March 17, 2015, shareholder Michael Ruth filed a shareholder derivative suit in Nevada District Court alleging two causes of action: 1) Breach of Fiduciary Duty, and 2) “Gross Mismanagement.” The claims are premised on the same event as the already-pending securities class action case in New York – it is alleged that the Form 8-K filings misstated goodwill and sales of the Company, which when corrected, lead to a significant drop in stock price. The Company has not been served with the Complaint but intends to vigorously defend the case after service is made.

On August 11, 2014, we terminated the Non-Exclusive License and Distribution Agreement with HempMeds PX, LLC (the “HempMeds Agreement”).  On or about August 13, 2014, HempMeds PX, LLC (“HempMeds”) demanded arbitration against us and recommended that the parties engage Private Trials in Las Vegas, Nevada to conduct the arbitration, denying that HempMeds was in breach of the HempMeds Agreement.  On August 22, 2014, HempMeds filed a complaint in the Eighth Judicial District, Clark County, Nevada (the “Nevada Complaint”) against us for breach of the HempMeds Agreement, unjust enrichment, and interference with prospective business advantage, claiming that it had satisfied all of its obligations under the HempMeds Agreement and that we breached that agreement by terminating it without just cause.  Concurrently, HempMeds filed a Motion for Preliminary Injunction, asking the Court to reinstate the HempMeds Agreement, namely the provision that identified HempMeds as the exclusive on-line seller of certain products of the Company.  The court denied HempMeds’ motion on October 3, 2014. We have not yet answered the Nevada Complaint because the parties have agreed to arbitration and are attempting to resolve the issue of where the arbitration will be held.  We deny HempMeds’ claims and intend to vigorously defend the allegations and file appropriate counter-claims.  Since the action was recently filed and no discovery has been conducted, an estimate of the possible loss or recovery cannot be made at this time.

On September 11, 2014, we filed a complaint for trademark infringement against Kannaway, LLC, General Hemp, LLC and HDDC Holdings, LLC (collectively, “defendants”) in the United States District Court, Southern District of California, asserting that defendants have infringed on the Company’s Cannabis Beauty® and Cannabis Beauty Defined trademarks.  The Company alleges, among other things, that defendant HDDC Holdings, LLC (“HDDC”) assigned its rights in the CANNABIS BEAUTY DEFINED® mark to the Company (the “HDDC Assignment”) which was promptly filed with the USPTO but, despite the foregoing, HDDC’s sister company, defendant Kannaway, LLC (“Kannaway”), is improperly using the trademark on personal care products in competition with the Company.  On February 20, 2015, Defendants filed a counterclaim against the Company, asserting that the HDDC Assignment was signed under “duress” and that HDDC licensed the mark to the other defendants for 50 years before it assigned the mark to the Company.  Lastly, Counterclaimants assert claims for unfair competition against the Company, although they do not identify the commercial activity giving rise to the claim.  We filed a Motion to Dismiss the counterclaim which will be heard on April 17, 2015.  On February 12, 2015, the Court granted our motion for preliminary injunction, enjoining defendants from using the Cannabis Beauty Defined trademark or any confusingly similar mark.  The Company has posting an undertaking for $1.2M to secure the preliminary injunction under FRCP 65(c).  Management intends to vigorously prosecute this complaint and defend the counterclaims.  Since no discovery has been conducted, an estimate of the possible recovery or loss cannot be made at this time.